Borrowings Table (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Borrowings [Line Items]
Short-term borrowings		$ 49,892	$ 70,425
Long-term borrowings		145,301	186,596
Short-term borrowings and long-term borrowings		198,276	261,424
Funding secured by real estate, aircraft and other collateral		3,061
Debt excluding assumed debt		18,455
Guaranteed investment contracts
Borrowings [Line Items]
Short-term borrowings and long-term borrowings		160	439
Intersegment
Borrowings [Line Items]
Short-term borrowings		(18,556)	(863)
Long-term borrowings		(67,531)	(46)
Consolidated Securitization Entities
Borrowings [Line Items]
Non-recourse borrowings (Note 8)		$ 3,083	$ 4,403
Debt Instrument, Maturity Date Range, Start		Jan. 01, 2016
Debt Instrument, Maturity Date Range, End		Dec. 31, 2017
Non-recourse borrowings average rate		1.00%	0.97%
Other Short Term Borrowing
Borrowings [Line Items]
Funding secured by real estate, aircraft and other collateral		$ 2,721	$ 3,830
Subordinated Debentures | Consolidated Securitization Entities
Borrowings [Line Items]
Long-term borrowings		918	773
GE
Borrowings [Line Items]
Short-term borrowings	[1],[2]	19,799	3,872
Long-term borrowings	[1],[2]	83,770	12,468
GE | Commercial Paper
Borrowings [Line Items]
Short-term borrowings		$ 500	$ 500
Short-term Debt, Weighted Average Interest Rate		0.15%	0.10%
GE | Current Portion Of Long Term Borrowings
Borrowings [Line Items]
Short-term borrowings		$ 17,777	$ 2,068
Short-term Debt, Weighted Average Interest Rate		2.10%	1.05%
GE | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings		$ 1,522	$ 1,304
GE | Senior Notes
Borrowings [Line Items]
Long-term borrowings		$ 72,840	$ 11,945
Debt Instrument, Maturity Date Range, Start		Jan. 01, 2017
Debt Instrument, Maturity Date Range, End		Dec. 31, 2055
Long-term Debt, Weighted Average Interest Rate		3.23%	4.25%
GE | Subordinated Notes
Borrowings [Line Items]
Long-term borrowings		$ 2,954	$ 0
Debt Instrument, Maturity Date Range, Start		Jan. 01, 2021
Debt Instrument, Maturity Date Range, End		Dec. 31, 2037
Long-term Debt, Weighted Average Interest Rate		3.68%
GE | Subordinated Debentures
Borrowings [Line Items]
Long-term borrowings		$ 6,678	0
Debt Instrument, Maturity Date Range, Start		Jan. 01, 2066
Debt Instrument, Maturity Date Range, End		Dec. 31, 2067
Long-term Debt, Weighted Average Interest Rate		6.14%
GE | Other Long Term Borrowing
Borrowings [Line Items]
Long-term borrowings		$ 1,298	523
GE Capital
Borrowings [Line Items]
Short-term borrowings	[2]	48,650	67,416
Long-term borrowings	[2]	129,062	174,174
Non-recourse borrowings (Note 8)		1,537	1,183
GE Capital | Commercial Paper | US
Borrowings [Line Items]
Short-term borrowings		$ 650	$ 22,019
Short-term Debt, Weighted Average Interest Rate		0.46%	0.19%
GE Capital | Commercial Paper | Non U.S.
Borrowings [Line Items]
Short-term borrowings		$ 4,351	$ 2,993
Short-term Debt, Weighted Average Interest Rate		0.01%	0.25%
GE Capital | Current Portion Of Long Term Borrowings
Borrowings [Line Items]
Short-term borrowings		$ 24,996	$ 36,920
Short-term Debt, Weighted Average Interest Rate		4.28%	2.15%
GE Capital | Intercompany Payable To GE | Intersegment
Borrowings [Line Items]
Short-term borrowings		$ 17,649	$ 0
Long-term borrowings		67,465	0
Short-term borrowings and long-term borrowings		85,114
GE Capital | GE Interest Plus Notes
Borrowings [Line Items]
Short-term borrowings		0	$ 5,467
Short-term Debt, Weighted Average Interest Rate			1.01%
GE Capital | Other Short Term Borrowing
Borrowings [Line Items]
Short-term borrowings		1,005	$ 16
GE Capital | Senior Notes
Borrowings [Line Items]
Long-term borrowings		$ 59,254	$ 158,600
Debt Instrument, Maturity Date Range, Start		Jan. 01, 2017
Debt Instrument, Maturity Date Range, End		Dec. 31, 2039
Long-term Debt, Weighted Average Interest Rate		2.54%	2.65%
GE Capital | Subordinated Notes
Borrowings [Line Items]
Long-term borrowings		$ 249	$ 4,804
Long-term Debt, Weighted Average Interest Rate			3.36%
GE Capital | Subordinated Debentures
Borrowings [Line Items]
Long-term borrowings		0	$ 7,085
Long-term Debt, Weighted Average Interest Rate			5.88%
GE Capital | Subordinated Debentures | Trust Assets Unconditionally Guaranteed by GE
Borrowings [Line Items]
Long-term borrowings		2,587
GE Capital | Other Long Term Borrowing
Borrowings [Line Items]
Long-term borrowings		$ 2,094	$ 3,686

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[2]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. At December 31, 2015, this amounted to $17,649 million in short-term borrowings and $67,465 million in long-term borrowings. See Note 10 for additional information.